Cash and cash equivalents - Schedule of Cash and Cash Equivalents (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash and cash equivalents [abstract]
Bank balances	$ 16,068	$ 25,820
Total cash	16,068	25,820
Money market funds	60,683	85,252
Term deposits less than 3 months	46,500	50,233
Total cash equivalents	107,183	135,485
Cash and cash equivalents	$ 123,251	$ 161,305	$ 192,962	$ 74,625